3. Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 32,925	$ 545	$ 27,993	$ 2,182